Trade receivables - Summary (Details) - CAD ($) $ in Millions	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Trade and other current receivables [Line Items]
Less: expected credit loss and sales allowances	$ (1.8)	$ (1.8)	$ (0.9)
Trade receivables, net	40.9	32.3
Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	21.9	26.9
Credit card receivables	2.1	2.1
Government grant receivable	4.4	0.0
Other receivables	14.3	5.1
Current receivables	42.7	34.1
Allowance for doubtful accounts and sales Allowances
Trade and other current receivables [Line Items]
Less: expected credit loss and sales allowances	$ (1.8)	$ (1.8)